Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

May 7, 2025

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Select Sector SPDR Trust (File Nos. 333-57791 and 811-08837)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, The Select Sector SPDR Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (Amendment No. 58 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register each of the following new separate series of the Trust: The Communication Services Select Sector SPDR Premium Income Fund, The Consumer Discretionary Select Sector SPDR Premium Income Fund, The Consumer Staples Select Sector SPDR Premium Income Fund, The Energy Select Sector SPDR Premium Income Fund, The Financial Select Sector SPDR Premium Income Fund, The Health Care Select Sector SPDR Premium Income Fund, The Industrial Select Sector SPDR Premium Income Fund, The Materials Select Sector SPDR Premium Income Fund, The Real Estate Select Sector SPDR Premium Income Fund, The Technology Select Sector SPDR Premium Income Fund, and The Utilities Select Sector SPDR Premium Income Fund.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001